ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Liabilities related with the Smart ID acquisition	$ 805	$ 813
Accrued marketing expenses	818	838
Authorities	0	113
Professional services	318	160
Overheads	122	129
Legal contingent liability	236	6
Legal service providers	508	298
Other accrued expenses	690	65
Accrued expenses and other liabilities	$ 3,497	$ 2,422